DEBT (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 26, 2018	Sep. 28, 2016	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017	Jun. 26, 2013
Debt [Line Items]
Payments on long-term debt			$ 9.5	$ 260.3	$ 3.8
Proceeds from issuance of long-term debt			0.0	0.0	350.0
Payments for repurchase of common stock			$ 167.7	303.2	370.9
Revolving credit facility, covenant compliance			We are currently in compliance with all financial covenants.
2.60% Notes
Debt [Line Items]
Payments on long-term debt				250.0
3.88% notes
Debt [Line Items]
Stated interest rate						3.875%
Senior notes			$ 300.0	300.0
Debt instrument, face amount						$ 300.0
5.00% notes
Debt [Line Items]
Stated interest rate		5.00%
Senior notes			350.0	350.0
Proceeds from issuance of long-term debt		$ 350.0
$750M Revolving Credit Facility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity					750.0
$1B Revolving Credit Facility [Member]
Debt [Line Items]
Net borrowings drawn (payments made) on revolving credit facility			(297.0)	$ 428.0
Debt available under revolving credit facility			476.7
Line of credit facility, maximum borrowing capacity			$ 1,000.0		$ 1,000.0
Revolving credit facility interest rate during period			3.78%
Revolving credit facility, variable rate basis			One month LIBOR
Repayments on revolving credit facility		50.0
$1B Revolving Credit Facility [Member] | Maximum [Member]
Debt [Line Items]
Basis spread on variable rate			2.00%
$1B Revolving Credit Facility [Member] | Minimum [Member]
Debt [Line Items]
Basis spread on variable rate	1.70%		1.38%
$890M of the $1B Revolving Credit Facility [Member]
Debt [Line Items]
Revolving credit facility expiration date			Sep. 12, 2021
$110M of the $1B Revolving Credit Facility [Member]
Debt [Line Items]
Revolving credit facility expiration date			Mar. 12, 2020
London Interbank Offered Rate (LIBOR) [Member] | $1B Revolving Credit Facility [Member]
Debt [Line Items]
Basis spread on variable rate			2.40%
2017 Amendment to revolving credit facility [Member] | $1B Revolving Credit Facility [Member]
Debt [Line Items]
Debt issuance costs capitalized			$ 4.0
2018 Amendment to revolving credit facility [Member] | $1B Revolving Credit Facility [Member]
Debt [Line Items]
Debt issuance costs capitalized			$ 1.6
Accelerated Share Repurchase Agreement [Member]
Debt [Line Items]
Payments for repurchase of common stock		$ 300.0